Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable	As of June 30, 2022 and March 31, 2023, accounts receivable consisted of the following:
	As of June 30,	As of March 31,
	2022	2023
Accounts receivable – gross	$8,260,574	$16,713,949
Allowance for doubtful accounts	-	(1,301,180)
Accounts receivables, net	$8,260,574	$15,412,769

	As of June 30,
	2021	2022
Accounts receivable – gross	$4,305,271	$8,260,574
Allowance for doubtful accounts	-	-
Accounts receivables	$4,305,271	$8,260,574